Report of Independent Accountants on Applying Agreed-Upon Procedures The Hertz Corporation 8501 Williams Road Estero, FL 33928 We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by The Hertz Corporation (“Hertz”, “you” or the “Responsible Party”), and the following third parties, BofA Securities, Inc., Lloyds Securities Inc., Natixis Securities Americas LLC, Scotia Capital (USA) Inc., collectively referred to herein as the “Specified Parties”, solely to assist you in performing the agreed-upon procedures described below relating to the accuracy of certain attributes of the collateral assets associated with the potential issuance of asset-backed notes by Hertz Vehicle Financing II LP Series Series 2019-2 (the “Transaction”). The Hertz Corporation is responsible for the accuracy of the attributes of the collateral assets to be included in the Transaction. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose. Procedures and Findings In connection with the Transaction, the Responsible Party chose a sample size of 59 for each respective procedure as described below. The Responsible Party determined the sample size of 59 using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and the Responsible Party’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed. As instructed by the Responsible Party, the samples for each respective procedure described below were selected randomly from a pool of assets, which the Responsible Party represents is the collateral pool of assets for the Transaction. This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization. In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items: • The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us; • The conformity of the origination of the collateral assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements; • The value of collateral securing such assets; and • The compliance of the originator of the assets with federal, state, and local laws and regulations. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York, 10017-6204 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP May 15, 2019 Page 2 of 18 We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report. With respect to any terms or requirements of the offering circulars, supplements to the offering circulars, or other Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering circulars, supplements to the offering circulars or other Transaction documents. It should be understood that we make no representations as to: (i) The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures; (ii) Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; (iii) The reasonableness of any of the assumptions provided by the Responsible Party; and (iv) The adequacy of the sample size, as provided by the Responsible Party and accepted by the Specified Parties, nor do we draw any conclusions about the entire pool of collateral based on the sample size and results of the procedures performed. These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction. Our work was limited to comparing and re-computing certain information as detailed below. We did not perform reviews of Hertz’s information systems, specific or system-wide security, application controls or completeness and integrity of any systems of The Hertz Corporation. It should be noted that the scope of our work does not provide any current or ongoing assurance of computer operation procedures, or completeness and integrity of programs that process the information and data to which procedures were applied. For purposes of the procedures below, numbers, dollar amounts and percentages that differ only as a result of rounding were deemed to be in agreement. As instructed by Hertz and accepted by the Specified Parties, for the purposes of the procedures below, numbers, dollar amounts and percentages that differ within $1 or 0.01% are deemed to be in agreement. The procedures described below are grouped into three areas: A. Title, Lien & OEM B. Capitalized Cost C. Mark-to-Market & Disposition Proceeds A. Title, Lien & OEM We obtained an Excel file from Hertz (the “Data Tape”), which Hertz represents lists the program and non-program vehicles included in HVF II Group I and on-lease as of March 31, 2019, and the manufacturer of each such vehicle. We make no comment as to the completeness or the accuracy of the Data Tape. As instructed by Hertz, we selected a random sample of 59 vehicles from the Data Tape (the “Title Sample Vehicles”). Refer to Appendix A, Table A-1 for a listing of the Title Sample Vehicles. The sample size of 59 was determined by the Responsible Party using the statistical attribute sampling guidance promulgated in

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP May 15, 2019 Page 3 of 18 AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed. We obtained photocopies, facsimiles, or scanned images of the certificates of title (the “Certificate of Title”) for each of the Title Sample Vehicles (except as noted below) from Hertz and performed the following procedures: 1. We confirmed that the Certificate of Title for each Title Sample Vehicle was titled in the name of Hertz Vehicles LLC or an acceptable variation, noting no exceptions. 2. We confirmed that the Certificate of Title for each Title Sample Vehicle showed a first lien in the name of The Bank of New York Mellon Trust Company N.A. or an acceptable variation (the “Collateral Agent”), noting no exceptions. 3. We compared and agreed the original equipment manufacturer as listed on each Certificate of Title for each Title Sample Vehicle to the original equipment manufacturer of each selected vehicle as listed in a translation table provided by Hertz based on the value on the Certificate of Title and the value in the column titled “ABS_Mfr_Cd” on the Data Tape, noting no exceptions. For Title Sample Vehicles #1, 23, 27, 45, 57, Hertz provided a title inquiry report or a registration statement (the “Alternate Title Support”). As instructed by Hertz, for these Title Sample Vehicles, we used the Alternate Title Support to perform this procedure. B. Capitalized Cost We obtained an Excel file from Hertz (the “Cap Cost Selection Report”), which Hertz represents lists the program and non-program vehicles included in HVF II Group I and on-lease as of March 31, 2019, (the “Report Date” or the “Calculation Date”). We make no comment as to the completeness or the accuracy of the Cap Cost Selection Report. The Cap Cost Selection Report contains values for the following fields (the “Cap Cost Data Fields”) which Hertz represents was recorded in their Teradata ABS Reporting Engine as of the Report Date: Data Field Description Provided by Hertz VIN Vehicle Identification Number Country_Cd Hertz Fleet Accounting Indicator Calc_Dt Calculation Date of the Report ABS_Veh_Type Classification of the vehicle as risk or program from the perspective of the ABS financing on the Calculation Date Vsn_Veh_Type Classification of the vehicle as risk or program from the perspective of Vision (fleet accounting system) on the Calculation Date Orig_Veh_Type Classification of the vehicle as risk or program from the perspective the ABS financing and Vision on the later of VOLCD and the day it is first fully loaded into Vision Xfer_Veh_Type Classification of the vehicle as risk or program from the perspective of the ABS financing on the date of the most recent transfer ABS_Cd Six-digit code indicating various information about the vehicle, such as

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP May 15, 2019 Page 4 of 18 Data Field Description Provided by Hertz its current collateral pool and whether and how many times the vehicle has been transferred Vsn_NVS_Ind Indicates if the vehicle has been processed into Vision N_Redes Number of times the vehicle has been redesignated between risk and program EVER_REDES_IND Indicates whether the car has ever been redesignated between risk and program Used_Veh_Ind Indicates whether the vehicle was originally purchased as a used vehicle Ever_Xfer_Ind Indicates whether the vehicle has ever been transferred (other than certain special cases) XFER_FROM_11_TO_23 Indicates whether the vehicle’s most recent transfer, if any, was from Legacy HVF to Series 2013-G1 XFER_FROM_4B_TO_2A Indicator flagging vehicles transferred from Group 8 to Group 7 Z_TRANSFER Indicator marking vehicles transferred as “Z” transfers (early life movements that do not set “ever-xfer indicator” so car has appropriate cap cost) DAY1_GROUP7_IND Indicator flagging vehicles that were in Group 7 and transitioning to HVF II methodology on the HVF II go-live date FDCM First Day of Calendar Month Vsn_Deliv_Dt Delivery date of the vehicle as recorded in Vision Xfer_In_Dt Date of the most recent transfer, if any REDES_to_PRGM_Ind Flag indicating whether a vehicle is, as of the report date, slated to be redesignated from Risk to Program REDES_to_RISK_Ind Flag indicating whether a vehicle is, as of the report date, slated to be redesignated from Program to Risk XFER_WITHIN_36_DAYS Indicates whether the most recent transfer occurred within 36 days of the Vision Delivery Date RISK_Cap_Cost_Amt Cap cost amount for a risk vehicle from the perspective of the ABS financing as of the calculation date RISK_AD Accumulated depreciation for a risk vehicle from the perspective of the ABS financing as of the calculation date RISK_NBV Net book value for a risk vehicle from the perspective of the ABS financing as of the calculation date PRGM_Cap_Cost_Amt Cap cost amount for a program vehicle from the perspective of the ABS financing as of the calculation date PRGM_AD Accumulated depreciation for a program vehicle from the perspective of the ABS financing as of the calculation date PRGM_NBV Net book value for a program vehicle from the perspective of the ABS financing as of the calculation date Base_PRGM_Cap_Cost_Amt Pre-transfer cap cost for a program vehicle from the perspective of the ABS financing as of the calculation date Base_RISK_Cap_Cost_Amt Pre-transfer cap cost for a risk vehicle from the perspective of the ABS financing as of the calculation date Gross_Purch_Price Gross out-of-pocket purchase price as calculated from the underlying fleet accounting systems as of the calculation date GAAP_Cap_Cost_Amt Capitalized cost as recorded in Vision as of the calculation date Cap_Cost_Adj Sum of certain incentive receivables netted against gross purchase price to determine the GAAP capitalized cost amount as of the calculation date Cap_Cost_MSRP Manufacturer suggested retail price used in determining whether capitalized cost for a risk vehicle from the perspective of the ABS

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP May 15, 2019 Page 5 of 18 Data Field Description Provided by Hertz financing should be capped, as of the calculation date Prv_Abs_Cd_Xfer_Dt ABS Code for the vehicle on the date prior to the transfer in date Gross_Purch_Price_Xfer_Dt Gross out-of-pocket purchase price as calculated from the underlying fleet accounting systems as of the transfer in date GAAP_CAP_COST_AMT_Xf Capitalized cost as recorded in Vision as of the transfer in date er_Dt Cap_Cost_Adj_Xfer_Dt Sum of certain incentive receivables netted against gross purchase price to determine the GAAP capitalized cost amount as of the transfer in date Prv_Risk_FMV_Xfer_Dt Fair market value for a risk vehicle as recorded from the perspective of the ABS financing on an HVF II (no-lag) basis as of the day prior to the transfer in date Prv_Prgm_FMV_Xfer_Dt Fair market value for a program vehicle as recorded from the perspective of the ABS financing on an HVF II (no-lag) basis as of the day prior to the transfer in date Prv_HVF1_FMV_Xfer_Dt Market value under Legacy HVF rules on as of the day prior to the transfer in date Prv_HVF2_FMV_Xfer_Dt Market value under HVF II rules on as of the day prior to the transfer in date Prv_Risk_NBV_Xfer_Dt Net book value for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date Prv_Prgm_NBV_Xfer_Dt Net book value for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date Prv_Risk_Dep_Chrg_Amt_X Depreciation charge for a risk vehicle from the perspective of the ABS fer_Dt financing as of the day prior to the transfer in date Prv_Prgm_Dep_Chrg_Amt_ Depreciation charge for a program vehicle from the perspective of the Xfer_Dt ABS financing as of the day prior to the transfer in date Prv_Termination_Proration_ Fraction used to calculate back-end rent / depreciation from the Xfer_Dt perspective of the ABS financing as of the day prior to the transfer in date Prv_Risk_Cap_Cost_Amt_X Capitalized cost for a risk vehicle from the perspective of the Abs fer_Dt financing as of the day prior to the transfer in date Prv_Prgm_Cap_Cost_Amt_ Capitalized cost for a program vehicle from the perspective of the Abs Xfer_Dt financing as of the day prior to the transfer in date Cap_Cost_MSRP_Xfer_Dt The MSRP value used for the capital cost ceiling in the system for vehicles as of the day before a vehicle was transferred Prv_Risk_Termination_Val_ Net book value (stepped down for back-end rent) for a risk vehicle from Xfer_Dt the perspective of the ABS financing as of the day prior to the transfer in date Prgm_Termination_Val_Xfer Net book value (stepped down for back-end rent) for a program vehicle _Dt from the perspective of the ABS financing as of the day prior to the transfer in date LEGACY_RISK_TERM_VAL Net book value (stepped down for back-end rent) for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date LEGACY_PRGM_TERM_VA Net book value (stepped down for back-end rent) for a program vehicle L from the perspective of the ABS financing as of the day prior to the transfer in date RCFC_Grp8_NBV Net book value as determined under the Group 8 methodology RCFC_Grp8_Dep_Chrg_Am Depreciation charge as determined under the Group 8 methodology t GRP8_TERM_VAL Net book value (stepped down for back-end rent) for Group 8 cars

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP
May 15, 2019
Page 6 of 18

Data Field	Description Provided by Hertz
	transferring to Group 7
GRP8_DAY1_TERM_VAL	Net book value (stepped down for back-end rent) for Group 7 cars transitioning into HVF II methodology on the HVF II go-live date
VI017_CAP_COST_AMT	Capitalized cost as recorded in Vision as of the calculation date
VI017_PAYMENT_AMT	Gross out-of-pocket purchase price as recorded in Vision as of the calculation date
NVS_New_Veh_Pmt_Dt	Date on which the vehicle was paid for and included on new vehicle schedule
NVS_PMT_DT_vs_calc_dt	Number of days from new vehicle schedule payment date and calculation date of the report
cap_cost_cd	Code that corresponds to the permutation of the cap cost calculation that applies to the specific vehicle on that date
NON_XFER_NON_REDES_CAP_COST	A check-field that replicates the Cap Cost that should be calculated for a vehicle that has not been transferred and not redesignated from program to risk nor risk to program - null value for vehicles that do not meet this criteria
NON_XFER_REDES_CAP_COST	A check-field that replicates the Cap Cost that should be calculated for a vehicle that has not been transferred and was redesignated from program to risk or risk to program - null value for vehicles that do not meet this criteria
XFER_NOT_FROM_11_AND_GE36_NON_REDES_CAP_COST	A check-field that replicates the Cap Cost that should be calculated for a vehicle that has been transferred from somewhere other than the Legacy financing more than 36 days from lease commencement date and was not redesignated from program to risk nor risk to program - null value for vehicles that do not meet this criteria
XFER_NOT_FROM_11_AND_L36_NON_REDES_CAP_COST	A check-field that replicates the Cap Cost that should be calculated for a vehicle that has been transferred from somewhere other than the Legacy financing less than 36 days from commencement date and was not redesignated from program to risk nor risk to program - null value for vehicles that do not meet this criteria
XFER_FROM_11_AND_GE36_NON_REDES_CAP_COST_PRE_11_20	A check-field that replicates the Cap Cost that should be calculated for a vehicle that has been transferred from the Legacy financing more than 36 days from commencement date and was not redesignated from program to risk nor risk to program - before logic change in Nov 2014 - null value for vehicles that do not meet this criteria
XFER_FROM_11_AND_GE36_NON_REDES_CAP_COST_POST_11_20	A check-field that replicates the Cap Cost that should be calculated for a vehicle that has been transferred from the Legacy financing more than 36 days from commencement date and was not redesignated from program to risk nor risk to program - after logic change in Nov 2014 - null value for vehicles that do not meet this criteria
XFER_FROM_11_AND_GE36_REDES_CAP_COST_POST_11_20	A check-field that replicates the Cap Cost that should be calculated for a vehicle that has been transferred from the Legacy financing more than 36 days from commencement date and was redesignated from program to risk or risk to program - after logic change in Nov 2014 - null value for vehicles that do not meet this criteria
XFER_FROM_11_AND_GE36_REDES_CAP_COST_PRE_11_20	A check-field that replicates the Cap Cost that should be calculated for a vehicle that has been transferred from the Legacy financing more than 36 days from commencement date and was redesignated from program to risk or risk to program - before logic change in Nov 2014 - null value for vehicles that do not meet this criteria
XFER_FROM_11_AND_LE3	A check-field that replicates the Cap Cost that should be calculated for a

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP May 15, 2019 Page 7 of 18 Data Field Description Provided by Hertz 6_REDES_CAP_COST vehicle that has been transferred from the Legacy financing less than 36 days from commencement date and was redesignated from program to risk or risk to program - null value for vehicles that do not meet this criteria XFER_FROM_11_AND_LE3 A check-field that replicates the Cap Cost that should be calculated for a 6_NONREDES_CAP_COST vehicle that has been transferred from the Legacy financing less than 36 days from commencement date and was not redesignated from program to risk nor risk to program - null value for vehicles that do not meet this criteria CAP_COST_CALC A check-field that replicates the Cap Cost that should be calculated for a vehicle based on the system information known at the time - null value for vehicles that do not meet this criteria We obtained an Excel file from Hertz, which Hertz represents contains data for the vehicles included on the Cap Cost Selection Report that was loaded into the Teradata ABS Reporting Engine from Vision for the Calculation Date (the “Vision Off-Load File”). We make no comment as to the completeness or accuracy of the Vision Off-Load File. We obtained a file from Hertz, which Hertz represents contains data records for the vehicles included on the Cap Cost Selection Report that was loaded into the Teradata ABS Reporting Engine from Vision for “New Vehicle Schedule” for the Calculation Date (the “New Vehicle Schedule Off-Load File”). We make no comment as to the completeness or the accuracy of the New Vehicle Schedule Off-Load File. We obtained a file from Hertz, which Hertz represents contains data records for the vehicles included on the Cap Cost Selection Report that was loaded into the Teradata ABS Reporting Engine from RMS for the Calculation Date (the “RMS Off-Load File”). We make no comment as to the completeness or the accuracy of the RMS Off-Load File. We obtained the “Receivable Type Code File” from Hertz, which Hertz represents lists the receivable type codes that designate receivables in RMS that are netted against “gross purchase price” to determine capitalized cost for GAAP accounting purposes (each, a “Designated Receivable Type”). We make no comment as to the accuracy or reasonableness of the Designated Receivable Type codes. As instructed by Hertz, we selected a random sample of 59 vehicles (the “Cap Cost Sample Vehicles”) from vehicles in the Cap Cost Selection Report that have Vsn_Deliv_Dt within the last 12 months. Refer to Appendix A, Table B-1 for a listing of the Cap Cost Sample Vehicles. The sample size of 59 was determined by the Responsible Party using the statistical attribute sampling guidance promulgated in AICPA AAG- SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed. Hertz provided a file related to the Cap Cost Sample Vehicles (the “Cap Cost Detail File”). We make no comment as to the completeness or accuracy of the Cap Cost Detail File. The Cap Cost Detail File contains the following information for each Cap Cost Sample Vehicle: • The Cap Cost Data Fields related to each Cap Cost Sample Vehicle as of the Report Date.

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP May 15, 2019 Page 8 of 18 • The calculation logic provided in column BY of the Cap Cost Detail File, which Hertz represents specifies the calculation of PRGM_Cap_Cost_Amt or RISK_Cap_Cost_Amt, as applicable based on the value in ABS_Veh_Type, for each Cap Cost Sample Vehicle as of the Report Date to recalculate PRGM_Cap_Cost_Amt or RISK_Cap_Cost_Amt, as applicable, using only the values of the Cap Cost Data Fields (the “Calculation Logic”). We make no comment as to the accuracy or reasonableness of the Calculation Logic. We performed the following procedures for each Cap Cost Sample Vehicle: 1. We agreed the value of each Cap Cost Data Field as set forth on the Cap Cost Selection Report to the value of each respective Cap Cost Data Field as set forth on the Cap Cost Detail File, noting no exceptions. 2. Using the Calculation Logic and the Cap Cost Data Fields set forth on the Cap Cost Detail File, we recalculated and agreed PRGM_Cap_Cost_Amt or RISK_Cap_Cost Amt, as applicable, based on the value in ABS_Veh_Type, noting no exceptions. 3. Of the 59 Cap Cost Sample Vehicles selected, 57 selections had a value of “0” in the Ever_Xfer_Ind field of the Cap Cost Detail File. For each such vehicle, we obtained from Hertz, photocopies, facsimiles or scanned images of the purchase invoices and vehicle purchase agreements. For each vehicle, we performed the following procedures: a. We compared and agreed the GAAP_Cap_Cost_Amt field as shown on the Cap Cost Detail File to the VI017_CAP_COST_AMT field as shown on the Vision Off-Load File or New Vehicle Schedule Off-Load File, as applicable, noting no exceptions. b. For each such Cap Cost Sample Vehicle with a value in the Cap_Cost_Adj field of greater than zero in the Cap Cost Detail File, of which there were 46 selections, we compared and agreed the value in the Cap_Cost_Adj field as shown on the Cap Cost Detail File to the sum of values in the V002M_ADJ_RECV_AMT field that corresponds to Designated Receivable Types as shown on the RMS Off-Load File, noting no exceptions. c. For each such Cap Cost Sample Vehicle with a value of “Risk” in the Vsn_Veh_Type field in the Cap Cost Detail File, of which there were 50 selections, we recalculated and agreed the _GAAP_Cap_Cost_Amt field in the Cap Cost Detail File as the difference between the purchase price from the respective purchase invoice and the incentives and adjustments dated prior to March 31, 2019, if any, as indicated on the respective vehicle purchase invoice and vehicle purchase agreement for such Cap Cost Sample Vehicle, noting no exceptions. For purposes of this procedure, as instructed by Hertz, adjustments include differences between “New Value” and “Old Value” for the line “CAP-COST-IN-ADJ” shown on the vehicle purchase invoice. d. For each such Cap Cost Sample Vehicle with a value of “Program” in the Vsn_Veh_Type field in the Cap Cost Detail File, of which there were 7 selections, we recalculated and agreed the GAAP_Cap_Cost_Amt field in the Cap Cost Detail File as the difference between the purchase price from the respective purchase invoice and the incentives and adjustments dated prior to March 31, 2019, if any, as indicated on the respective vehicle purchase invoice and vehicle purchase agreement for such Cap Cost Sample Vehicle, noting no exceptions. For purposes of this procedure, as instructed by Hertz, adjustments include differences between “New Value” and “Old Value” for the line “CAP-COST-IN- ADJ” shown on the vehicle purchase invoice.

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP May 15, 2019 Page 9 of 18 C. Mark-to-Market & Disposition Proceeds Mark-to-Market We obtained an Excel file from Hertz (the “FMV Report”), which Hertz represents lists all non-program vehicles owned by HVF included in the HVF Group I Series 2013-G1 collateral pool and on lease (i.e. active in the pool) as of March 18, 2019, and contains the following vehicle-by-vehicle detail of fair market value testing for such vehicles as of such date summarized as follows: Field Column VIN A ABS_Veh_Type B ABS_Cd C VOLCD D RISK_Cap_Cost_Amt E RISK_AD F RISK_NBV G HVF2_CM_NADA_Val H HVF2_CM_NADA_Val_Desc I HVF2_CM_BB_Val J HVF2_CM_BB_Val_Desc K LDCM_HVF2_FMV L HVF2_CM_FMV M HVF2_FMV N Prv_RISK_NBV O RISK_FMV P We make no comment as to the completeness or the accuracy of the FMV Report. As instructed by Hertz, we selected a random sample of 59 vehicles (the “Selected Fair Market Value Vehicles”) from the FMV Report. Refer to Appendix A, Table C-1 for a listing of the Selected Fair Market Value Vehicles. The sample size of 59 was determined by the Responsible Party using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed. Using the FMV report, we performed the following procedures: 1. RISK_NBV: We recalculated the RISK_NBV for each Selected Fair Market Value Vehicle as RISK_Cap_Cost_Amt less RISK_AD in each case as set forth in the FMV Report, with any resulting negative values to be deemed to be zero. We agreed the amount recalculated to the value listed as “RISK_NBV” in the FMV Report for each Selected Fair Market Value Vehicle, noting no exceptions. 2. RISK_ FMV: We obtained an Excel file from Hertz, which Hertz represented contains the wholesale clean trade value published in the NADA Guide (Eastern Edition) for the month of March 2019 (the “NADA Input File”). We make no comment as to the completeness or

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP May 15, 2019 Page 10 of 18 accuracy of the NADA Guide (Eastern Edition), nor do we assume any responsibility for assessing the adequacy of such valuations published therein. a. Of the 59 Selected Fair Market Value Vehicles, 44 vehicles’ values were included on the NADA Input File and such Selected Fair Market Value Vehicle’s HVF2_CM_NADA_Val was greater than 0. For these 44 Selected Fair Market Value Vehicles we performed the following procedures: i. We agreed the wholesale clean trade value for each VIN as set forth on the NADA Input File to the value in the column titled HVF2_CM_NADA_Val for each respective Selected Fair Market Value Vehicle as shown on the FMV Report, noting no exceptions. ii. We agreed the HVF2_CM_NADA_Val of each Selected Fair Market Value Vehicle to the RISK_FMV of each respective Selected Fair Market Value Vehicle as shown on the FMV Report, noting no exceptions. b. Of the 59 Selected Fair Market Value Vehicles, 10 vehicles’ values were not published in the NADA Guide (Eastern Edition) as described in procedure (2)(a) above. For these 10 Selected Fair Market Value Vehicles, we obtained from Hertz, the Blackbook input file which Hertz represented contained the wholesale clean trade value included in the Finance Guide for the month of March 2019(the “Blackbook Input File”). We make no comment as to the completeness or accuracy of the Blackbook Input File, nor do we assume any responsibility for assessing the adequacy of such valuations published therein. Of these 10 Selected Fair Market Value Vehicles, 10 vehicles’ values were included on the Blackbook Input File and such Selected Fair Market Value Vehicle’s HVF2_CM_BB_Val was greater than 0. For these 10 Selected Fair Market Value Vehicles, we performed the following procedures: i. We agreed the wholesale clean trade value for each VIN set forth on the Blackbook Input File to the value in the column titled HVF2_CM_BB_Val of each respective Selected Fair Market Value Vehicle as reported on the FMV Report, noting no exceptions. ii. We agreed the HVF2_CM_BB_Val of each Selected Fair Market Value Vehicle to the RISK_FMV of each respective Selected Fair Market Value Vehicle as shown on the FMV Report, noting no exceptions. c. Of the 59 Selected Fair Market Value Vehicles, 5 vehicles were (i) not included on the NADA Input File, or was included on the NADA Input File and had a value in field HVF2_CM_NADA_Val of less than or equal to zero, and (ii) was not included on the Blackbook Input File or was included on the Blackbook Input File and had a value in field HVF2_CM_BB_Val of less than or equal to zero. For these 5 Selected Fair Market Value Vehicles, we agreed the RISK_NBV as shown on the FMV Report to the value in the column titled RISK_FMV of each respective Selected Fair Market Value Vehicle as shown on the FMV Report, noting no exceptions. Disposition Proceeds

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP May 15, 2019 Page 11 of 18 We obtained an Excel file from Hertz (the “Disposition Report”), which Hertz represents contains vehicle- by-vehicle detail showing sales of Non-Program Vehicles to third parties recognized in the calendar month of March 2019, summarized as follows: Field Column VIN A Country_Cd B ABS_Cd C Risk_Disposition_Proceeds D Risk_Disposition_NBV E ABS_Cap_Cost_Amt F Prv_Risk_Accum_Dep G A_U_FBR_Amt H Died_on_FDCM I A_U_MBR_Amt J We make no comment as to the completeness or the accuracy of the Disposition Report. As instructed by Hertz, we selected a random sample of 59 vehicles identified on the Disposition Report (the “Selected Disposition Vehicles”). Refer to Appendix A, Table C-3 for a listing of the Selected Disposition Vehicles. The sample size of 59 was determined by the Responsible Party using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed. 3. Using the Disposition Report, we performed the following procedures: a. Risk_Disposition_NBV: We recalculated the Risk_Disposition_NBV for each Selected Disposition Vehicle as (i) for vehicles for which the value in the Died_on_FDCM column was equal to zero, the greater of (a) zero and (b) ABS_Cap_Cost_Amt less Prv_Risk_Accum_Dep less A_U_FBR_Amt, and (ii) for vehicles for which the value in the Died_on_FDCM column was equal to one, the greater of (a) zero and (b) ABS_Cap_Cost_Amt less Prv_Risk_Accum_Dep less A_U_MBR_Amt less A_U_FBR_Amt as set forth on the Disposition Report. We agreed the amount recalculated to the value listed as Risk_Disposition_NBV on the Disposition Report, noting no exceptions. b. Risk Disposition Proceeds: For each Selected Disposition Vehicle, we obtained a photocopy or facsimile of the sales document from Hertz. We agreed the sales price on each respective document to the Risk_Disposition_Proceeds reported on the Disposition Report, and agreed that such amount as reported on the Disposition Report was less than or equal to the sales price on the sales document for each respective Selected Disposition Vehicle, noting no exceptions.

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP May 15, 2019 Page 12 of 18 **** This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the collateral assets. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties. If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot: i) Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; ii) Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non- Specified Party. A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934). The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report. Very truly yours, May 15, 2019 New York, New York

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP
May 15, 2019
Page 13 of 18

Appendix A

Table A-1 - Title Sample Vehicles

Selection #	VIN	Manufacturer
1	1C4HJXEN5KW600316	Chrysler
2	1FM5K8D87GGC48211	Ford
3	1FM5K8D88JGA45626	Ford
4	1G1BE5SM1J7165970	GM
5	1G1BE5SM8J7229681	GM
6	1G1FB3DX5J0141394	GM
7	1G1FH1R71K0130695	GM
8	1G1ZD5ST4JF238182	GM
9	1G1ZD5ST5JF132789	GM
10	1G6AR5SS4K0131380	GM
11	1GAZGPFF0H1212239	GM
12	1GCVKREH7JZ370247	GM
13	1GKS2BKC5KR170640	GM
14	1GKS2GKC1KR172141	GM
15	1GYKNERS1KZ210191	GM
16	1N4AL3AP0HN321386	Nissan
17	1N4AL3AP6JC169759	Nissan
18	1N6AA1EJ3HN539779	Nissan
19	2C3CDXHG1KH512526	Chrysler
20	2C4RDGEG0KR535946	Chrysler
21	2C4RDGEG1JR238229	Chrysler
22	2FMPK3J96HBC03035	Ford
23	2G1105S3XK9139756	GM
24	2GNAXPEX2K6170151	GM
25	2GNAXUEV5K6216620	GM
26	2T1BURHE2JC088266	Toyota
27	3C4NJDDB4KT722261	Chrysler
28	3FA6P0RU5JR168672	Ford
29	3GKALPEV7KL251777	GM
30	3GKALPEV9KL201544	GM
31	3GKALVEV1KL205530	GM
32	3MYDLBYV9JY305574	Toyota
33	3MZBM1U77GM307261	Mazda
34	3N1AB7AP0JY311263	Nissan
35	3N1AB7AP8JY270445	Nissan
36	3N1AB7AP9HY352436	Nissan
37	3N1CE2CP3HL363140	Nissan
38	3N1CE2CPXHL353978	Nissan
39	4T1BF1FK2HU744477	Toyota

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP
May 15, 2019
Page 14 of 18

40	5GAERBKW5KJ181636	GM
41	5N1AZ2MH7JN127401	Nissan
42	5NPD74LF9HH139448	Hyundai
43	5NPE24AF5HH560654	Hyundai
44	5NPE24AF5HH579706	Hyundai
45	5TDZZRFH3KS314191	Toyota
46	5YFBURHE3KP940268	Toyota
47	5YFBURHE9JP830498	Toyota
48	JN1EV7ARXJM441919	Nissan
49	JN8AT2MT6JW450203	Nissan
50	JN8AZ2NF9K9685816	Nissan
51	JTEZU5JR1K5197977	Toyota
52	KMHCT4AE3HU238544	Hyundai
53	KMHCT5AE4HU334785	Hyundai
54	KNDJP3A53K7662225	Kia
55	KNDJP3A55K7643658	Kia
56	KNDJP3A56J7569424	Kia
57	KNDJP3A57K7001894	Kia
58	KNDPM3AC2K7496247	Kia
59	SAJBS4FX2JCY69750	Jaguar

Table B-1 - Cap Cost Sample Vehicles

Selection #	VIN	Vsn_Veh_Type
1	3GNAXSEV9JS620184	RISK
2	3N1CN7AP3JK442349	RISK
3	4T1B11HK5KU227371	RISK
4	1C6RR7LT1KS605980	PROGRAM
5	2C4RC1BG3KR540031	RISK
6	KL4CJCSM3KB768441	RISK
7	2C3CCABG0KH516415	RISK
8	2G1105S39K9136251	RISK
9	1G1ZD5ST1KF159005	RISK
10	5YFBURHE4KP934611	RISK
11	KNMAT2MT1KP522626	RISK
12	3KPA24AB2KE167251	RISK
13	5YFBURHE0JP842815	RISK
14	1C4PJLDB0KD183789	RISK
15	1G1ZD5ST4KF112910	RISK
16	1G1ZD5ST2JF258818	RISK
17	2C4RC1GG3JR272508	RISK
18	3GKALPEV7KL209867	RISK
19	JTEZU5JRXK5193703	RISK
20	1G1ZD5ST0KF165863	RISK

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP
May 15, 2019
Page 15 of 18

21	2C4RDGEG4KR535013	RISK
22	1FTEW1E56KKC44080	RISK
23	2C4RC1GG3JR274016	RISK
24	5XYPGDA58KG455624	RISK
25	1C6RR7TT8KS551240	PROGRAM
26	5XYPGDA5XKG467628	RISK
27	1G1BE5SM1K7115037	RISK
28	3KPA24AB0KE160301	RISK
29	3N1AB7AP4JY305434	RISK
30	5YFBURHE2KP895629	RISK
31	5N1AT2MT7JC790565	RISK
32	5YFBURHE0KP912766	RISK
33	SAJAS4FX5KCP52418	RISK
34	2C4RDGEG7KR541873	RISK
35	JA4AP3AU4KU002519	RISK
36	1G1ZD5ST4KF165154	RISK
37	2C3CCAEG7JH295924	PROGRAM
38	1G1JF5SB7J4133968	RISK
39	1FM5K8D85JGC15912	RISK
40	3N1AB7AP3KY307547	RISK
41	3N1AB7AP9JY308586	RISK
42	1VWAP7A35EC008633	RISK
43	32PFL4A73JE245114	RISK
44	1G1BE5SM5K7146260	RISK
45	3N1CN7AP5JL885788	RISK
46	1GKKNMLS0KZ206761	PROGRAM
47	JN8AZ2NF5K9685859	RISK
48	1G1ZD5ST5KF163056	RISK
49	SAJBD4FX5KCY78728	RISK
50	2T1BURHE0KC243009	RISK
51	5GAERBKW0KJ173105	PROGRAM
52	1G1BE5SM1J7225293	RISK
53	KNDPMCAC2K7537847	PROGRAM
54	32PFL4A71JE193059	RISK
55	2FMGK5C89KBA10241	RISK
56	1C6RR6LTXKS554828	PROGRAM
57	1G1ZD5ST7KF169957	RISK
58	1GYKNERS4KZ216275	RISK
59	1G1ZD5ST6KF164460	RISK

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP
May 15, 2019
Page 16 of 18

Table C-1 – Selected Fair Market Value Vehicles

Selection #	VIN	RISK_FMV
1	3MYDLBYV3JY321673	$ 12,025.00
2	5NPDH4AE4FH592235	$ 10,375.00
3	3N1AB7AP7KY298481	$ 14,550.00
4	5NPE24AF6HH502276	$ 10,975.00
5	1FMCU0GD5HUE38958	$ 14,525.00
6	5NPD74LF8HH183702	$ 10,775.00
7	1GYS4BKJ9JR374757	$ 60,450.00
8	5NPE24AFXHH497373	$ 11,325.00
9	1C6RR7LT0KS582269	$ 32,025.00
10	1G1ZD5ST2KF175326	$ 25,540.39
11	1G1BE5SM6J7117686	$ 12,875.00
12	2GNAXSEVXJ6315694	$ 20,600.00
13	5NPE24AF7HH560686	$ 11,950.00
14	2G1105S38J9178375	$ 19,250.00
15	KNMAT2MT4HP576057	$ 13,800.00
16	1FM5K8D88KGA61892	$ 30,575.00
17	5NPE24AF2HH573801	$ 12,925.00
18	SAJAS4FX7KCP52629	$ 38,656.10
19	3C6TRVCG4JE113037	$ 22,016.00
20	JN8AT2MT3JW454998	$ 16,950.00
21	5NPD74LF3HH137307	$ 10,275.00
22	3C4NJDDB7KT721248	$ 22,100.00
23	2C4RC1GG4JR274171	$ 30,125.00
24	2C4RC1BG2KR650813	$ 24,700.00
25	3C4NJDDB4KT722146	$ 27,157.00
26	3FA6P0LU7HR385692	$ 14,375.00
27	1G1ZD5ST0JF263144	$ 17,075.00
28	2T3ZFREV6JW474269	$ 18,825.00
29	1GCVKREH7JZ295386	$ 25,700.00
30	JTEBU5JR5J5532061	$ 30,175.00
31	3N1AB7AP3JY248501	$ 10,900.00
32	1FM5K8D84KGB49113	$ 35,324.56
33	3N1CN7AP3JL882193	$ 11,275.00
34	3GNAXSEV0JS615729	$ 20,600.00
35	3N1CE2CPXHL362034	$ 10,225.00
36	5NPE24AF0HH580780	$ 10,975.00
37	2GNAXUEV5K6163465	$ 21,300.00
38	1G1BE5SM9J7156434	$ 13,400.00
39	3FA6P0H79GR330193	$ 11,750.00
40	3FADP4EJ6KM105699	$ 10,600.00
41	3N1CE2CP2HL364005	$ 10,225.00
42	3N1AB7AP0JY294366	$ 11,750.00

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP
May 15, 2019
Page 17 of 18

43	1N4AL3AP4JC192344	$ 15,750.00
44	2G61M5S38K9121853	$ 30,000.00
45	5XYPGDA52KG467204	$ 23,050.00
46	VNKKTUD37HA081376	$ 9,100.00
47	3KPA24AB1KE166379	$ 12,300.00
48	1C4HJWEG3JL923114	$ 30,250.00
49	1N4AL3APXHN353214	$ 11,100.00
50	JN1EV7AP9KM517923	$ 36,500.00
51	2FMPK3J99HBC27426	$ 18,150.00
52	3N1AB7AP0JY274747	$ 11,450.00
53	5NPD74LF7HH190088	$ 9,800.00
54	1GKS2BKC3KR163122	$ 45,500.00
55	3MYDLBYV6JY318508	$ 12,025.00
56	3N1CN7AP3HK444693	$ 9,600.00
57	3C6TRVAG2HE500117	$ 16,325.00
58	57XGT4L35HG171081	$ 12,000.00
59	1GNSKBKCXKR299430	$ 53,895.00

Table C-3 – Selected Disposition Vehicles

Selection #	VIN	Risk Disposition Proceeds
1	1N4AL3AP7HN346771	$ 11,100.00
2	KMHCT5AE0HU336081	$ 8,200.00
3	2G1125S37J9122793	$ 18,300.00
4	2G61M5S3XH9141157	$ 17,205.00
5	351AB7AP8GY241214	$ 7,100.00
6	VNKKTUD38GA067601	$ 9,600.00
7	1N4AL3AP2HN352591	$ 11,500.00
8	1FMCU9GD2HUE49663	$ 13,500.00
9	3FA6P0LU6HR323376	$ 11,900.00
10	2FMPK3J9XHBC16760	$ 15,600.00
11	1VWAH7A3XDC077233	$ 4,700.00
12	1FADP3K25GL320054	$ 7,089.00
13	KNDMB5C11H6242284	$ 13,765.00
14	5LMJJ3LT7HEL11151	$ 39,805.00
15	1N4AL3AP2HC225139	$ 13,100.00
16	1G11C5SA5GU157243	$ 9,300.00
17	3FA6P0LU5HR323420	$ 12,200.00
18	3GCUKREC4HG349737	$ 25,705.00
19	1FMJU1JT7HEA84433	$ 21,900.00
20	1GNSKBKC3JR214152	$ 41,100.00
21	1FMJU1JTXHEA78528	$ 21,100.00
22	5NPE24AF2HH468997	$ 8,400.00
23	5NPE24AFXHH580480	$ 10,564.00

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series Series 2019-2 Due Diligence AUP
May 15, 2019
Page 18 of 18

24	1GNSKHKC3JR206460	$ 37,700.00
25	1FMJU1JT7HEA39654	$ 22,097.00
26	1VWAT7A38GC040328	$ 7,300.00
27	1N4AL3AP8HC183561	$ 12,100.00
28	1N4AL3AP7HC279889	$ 12,700.00
29	1FATP8EM7G5246971	$ 11,910.00
30	SALCP2BG7HH641148	$ 22,200.00
31	5NPD74LFXHH166173	$ 9,400.00
32	2GKFLUEK0H6302771	$ 17,400.00
33	3N1CN7AP7HL853063	$ 8,700.00
34	JN8AY2NC9H9511939	$ 22,100.00
35	KNADM4A36H6071120	$ 8,000.00
36	1VWDT7A37HC049391	$ 11,900.00
37	3N1CE2CP6GL407386	$ 7,000.00
38	231BURHEXGC664677	$ 9,900.00
39	SAJBD4BVXHCY35581	$ 19,993.00
40	2T3ZFREV8HW364477	$ 14,200.00
41	KNMAT2MT7HP509887	$ 10,905.00
42	3N1CE2CP2HL359645	$ 9,000.00
43	1N4AL3AP1HC204623	$ 12,600.00
44	1FATP8EM0G5323843	$ 11,905.00
45	5N1DR2MN4HC685571	$ 14,705.00
46	1C3CCCAB9FN505007	$ 8,686.00
47	WVWBP7AN6EE510936	$ 12,300.00
48	5XYPG4A58HG215370	$ 14,500.00
49	1N4AL3AP4HC270132	$ 12,600.00
50	3MZBN1V77HM106344	$ 12,000.00
51	JN8AE2KP2H9167581	$ 12,000.00
52	3FA6P0LU6HR295224	$ 11,365.00
53	3N1CN7AP7HL861244	$ 8,200.00
54	KNMAT2MT0HP570529	$ 12,261.00
55	5NPE24AF2HH580117	$ 11,200.00
56	5XYZT3LB2HG410222	$ 12,600.00
57	3FA6P0RU1JR219004	$ 15,500.00
58	2G1125S38J9135102	$ 18,000.00
59	1FMJU1JT1HEA84010	$ 21,000.00